Equity Method Investments (Details 1) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Balance Sheets:
Real estate, net of depreciation	$ 35,899,614		$ 35,899,614		$ 22,188,399	$ 22,873,918
Other assets	1,022,263		1,022,263		394,866	341,334
Total assets	36,921,877		36,921,877		22,583,265	23,215,252
Mortgage payable	29,759,369		29,759,369		17,600,839	17,896,524
Other liabilities	576,299		576,299		139,465	155,151
Total liabilities	30,335,668		30,335,668		17,740,304	18,051,675
Stockholders' equity	6,586,209		6,586,209		4,842,961	5,163,577
Total liabilities and stockholders' equity	36,921,877		36,921,877		22,583,265	23,215,252
Operating Statement:
Rental revenues	1,189,189	666,864	1,822,946	1,317,762	2,670,382	2,662,547
Operating expenses	(507,786)	(247,608)	(771,989)	(437,769)	(980,362)	(1,014,131)
Income before debt service, acquisition costs, and depreciation and amortization	681,403	419,256	1,050,957	879,993	1,690,020	1,648,416
Mortgage interest	(345,540)	(190,705)	(531,785)	(380,110)	(763,363)	(774,973)
Acquisition costs	0	0	0	0	0	0
Depreciation and amortization	(338,147)	(197,400)	(537,918)	(394,069)	(792,069)	(781,965)
Net income	(2,284)	31,151	(18,746)	105,814	134,588	91,478
Net loss attributable to JV partners	3,121	(28,720)	14,451	(86,951)	(109,900)	(72,336)
Net Income Loss Equity Method Investment Total	837	2,431	(4,295)	18,863	24,688	19,142
Amortization of deferred financing costs paid on behalf of joint ventures	(321)	(321)	(642)	(642)	(1,284)	(1,284)
Equity in earnings (loss) of unconsolidated joint ventures	$ 516	$ 2,110	$ (4,937)	$ 18,221	$ 23,404	$ 17,858